Cover	Nov. 05, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 05, 2026
Entity File Number	001-39896
Entity Registrant Name	PLAYTIKA HOLDING CORP.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	81-3634591
Entity Address, Address Line One	c/o Playtika Ltd.
Entity Address, Address Line Two	HaChoshlim St 8
Entity Address, City or Town	Herzliya Pituach
Entity Address, Country	IL
City Area Code	972-73
Local Phone Number	316-3251
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	PLTK
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001828016
Amendment Flag	false